Commitments and contingencies (Details) ¥ in Millions							1 Months Ended		12 Months Ended
	Mar. 09, 2023 CNY (¥)	Apr. 30, 2021 CNY (¥)	Aug. 06, 2020	Jan. 19, 2019 CNY (¥)	Jul. 16, 2018 USD ($)	Jul. 16, 2018 CNY (¥)	Jan. 19, 2019 USD ($) shares	Jan. 19, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 18, 2019 USD ($)	Mar. 18, 2019 CNY (¥)	Jan. 19, 2019 CNY (¥) shares
Commitments and contingencies (Details) [Line Items]
Cost, Maintenance					$ 431,000	¥ 3.0
Contingencies description			On August 6, 2020, Zhejiang Ebang received the judgment of the first trial of the case, and the judgment was as follows: 1) Zhejiang Ebang and Suzhou Qiao should immediately cease the infringement of the plaintiff’s software copyright. 2) Zhejiang Ebang and Suzhou Qiao should jointly compensate the plaintiff by RMB0.5 million (approximately $71,000). 3) Zhejiang Ebang should publish notices on its official website regarding the copyright infringement involved in the case for no less than 15 consecutive days. 4) The Court rejected the plaintiff’s other claims.
Expense									¥ 0.5
Number of Units Delivered (in Shares) | shares							90,000								90,000
Total amount mining machines															¥ 453.6
Total Approximately amount mining machines (in Dollars) | $							$ 65,100,000
Defendant paid amount														¥ 166.0	380.0
Defendant Approximately paid amount (in Dollars) | $							54,500,000						$ 24,700,000
Payment balance amount														¥ 106.0	73.6
Balance amount of Approximately defendant paid amount (in Dollars) | $							10,600,000						16,000,000
Payment of goods				¥ 73.6
Collected										$ 1,100,000	¥ 7.4
Undelivered products of mining machines amounted							58,000,000								403.0
Total balance							2,000,000	¥ 13.0
Outstanding balance							$ 40,000,000								¥ 282.0
Defendants agree to pay (in Dollars) | $													$ 272,000,000
Payment for the contract		¥ 2.0
Legal contingencies									¥ 0.5
Minimum [Member]
Commitments and contingencies (Details) [Line Items]
Number of Units Delivered (in Shares) | shares							1								1
Maximum [Member]
Commitments and contingencies (Details) [Line Items]
Number of Units Delivered (in Shares) | shares							80,000								80,000
Subsequent Event [Member]
Commitments and contingencies (Details) [Line Items]
Goods payment	¥ 2.0
Zhejiang Provisional Superior People’s Court [Member]
Commitments and contingencies (Details) [Line Items]
Defendant paid amount															¥ 7.4